Commitments and Contingencies - Additional Information (Detail) $ in Thousands			3 Months Ended			9 Months Ended		12 Months Ended
	Feb. 24, 2020 USD ($)	Feb. 14, 2020 USD ($)	Sep. 30, 2020 USD ($) ft²	Mar. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) ft²	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) ft²	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Business Combination Deferred Consideration								$ 5,000
Accrued Legal Expenses			$ 158			$ 158		542	$ 1,000
Operating Lease, Expense			$ 1,620		$ 1,766	$ 4,971	$ 4,993	6,231	4,628	$ 4,205
Business Combination Contingent Consideration Liability Accrued Interest								$ 918
Land Subject to Ground Leases | ft²			43,850			43,850		43,850,000
Annual lease payments								$ 1,052
Annual lease payments ten year lease term								44
Annual lease payments five year lease term								33
Security Deposit								526
Increase (Decrease) in Security Deposits								$ (263)
Capital lease month of expiry								2022-12
Capital Leases, Future Minimum Payments, Next Rolling Twelve Months			$ 4,308			$ 4,308
Litigation settlement amount						4,000
Payments for Legal Settlements						2,000
Remaining Litigation Settlement Amount Payable			2,000			2,000
Remaining Litigation Settlement Amount Payable Per Quarter			500			500
Gain on litigation settlement			951	$ 1,295
Business Combination Deferred Consideration Payment										2,500
Annual lease payments during the first year								$ 5,661
Norwood Lease [Member]
Annual lease payments ten year lease term			44			44
Annual lease payments five year lease term			33			33
Security Deposit			526			526
Increase (Decrease) in Security Deposits						263
Annual lease payments during the first year			1,052			1,052
License Agreement With A University [Member]
Accrued Royalties			1,187			1,187		1,187
Royalty Expense			0			0	0
License Agreement With A Third Party Through October 2026 [Member]
Royalty Expense			1,201		$ 991	3,020	$ 2,695
Selling, General and Administrative Expenses
Royalty Expense								3,778	2,059	3,122
CAM Portion of Accrued Rent
Accrued but unpaid capital lease obligations			$ 511			$ 511		503
Accrued But Unpaid Capital Lease Obligation
Accrued Interest								717
Accrued But Unpaid Capital Lease Obligation | Principal and Interest
Accrued but unpaid capital lease obligations								10,336	10,293
Accrued But Unpaid Capital Lease Obligation | Interest
Accrued but unpaid capital lease obligations								3,512	4,174
Accrued But Unpaid Capital Lease Obligation | Principal
Accrued but unpaid capital lease obligations								6,321	5,265
Accrued But Unpaid Capital Lease Obligation | CAM Portion of Accrued Rent
Accrued but unpaid capital lease obligations								503	854
License Agreement with University
Accrued Royalties								1,187	1,187
Royalty Expense								0	$ 0	$ 0
Dan Road Associates
Capital Lease Obligations								$ 4,308
Capital Leases Aggregate Annual Lease Payments Rent Percentage			10.00%			10.00%		10.00%
Accrued Interest			$ 1,434			$ 1,434		$ 717
Accrued but unpaid capital lease obligations			10,336			10,336		10,336
Dan Road Associates | Interest
Accrued but unpaid capital lease obligations			3,042			3,042		3,512
Dan Road Associates | Principal
Accrued but unpaid capital lease obligations			6,783			6,783		6,321
NuTech Medical
Deferred Acquisition Cost Paid								2,500
The amount, if any, of the remaining $5,000 of deferred acquisition consideration plus accrued interest owed to the sellers of NuTech Medical is currently in dispute.								5,000
Business Combination Deferred Consideration			$ 7,500			7,500		7,500
Under the lease, the Company is required to make monthly rent payments of approximately						21		$ 21
Agreement cancellation charges paid		$ 1,950				$ 1,950
Consulting service and royalty payment term						15 years		15 years
NuTech Medical | Subsequent Event
Agreement cancellation charges paid		$ 1,950
Damages awarded	$ 4,000
Loss contingency damages paid	2,000
Loss contingency value of each instalment to be paid	500
Loss contigency damages payable	$ 2,000